Equity Incentive Plan - Compensation (Details) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended	2 Months Ended		3 Months Ended										6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Nov. 15, 2019	Dec. 31, 2018		Nov. 14, 2019	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019		Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Predecessor	[1]	Predecessor	Successor		Successor		Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor	[1]	Predecessor	Predecessor	Predecessor	[1]	Predecessor	[1]
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense						$ 1.4		$ 1.0										$ 1.9
Unrecognized compensation cost related to unvested stock-based compensation arrangements	$ 2.6		$ 0.7			2.6	$ 2.6	$ 3.1						$ 0.7				$ 3.1				$ 2.6	$ 0.7
Weighted-average recognition period																		1 year 3 months 18 days				1 year 9 months 18 days
RSU's granted		96,000					430,622	47,226	186,759										150			150	1,500		0
Share based compensation, settled units						$ 0.0		$ 0.0										$ 0.0
Fair value of grants							$ 11.08	$ 9.64	$ 11.77										$ 11,717			$ 11,717	$ 645		$ 0
Vesting period																			48 months			48 months	48 months		48 months

[1]	Predecessor periods are combined as disclosed in Note 1.